Shareholder Report	12 Months Ended	63 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hanover Street Trust
Entity Central Index Key	0000702533
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Emerging Markets Debt Local Currency Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
Class Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets local debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include U.S. dollar weakness versus most EM currencies, the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, currency exposure and security selection were the primary detractors from the fund's performance versus the benchmark, the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified Index, for the year. This included an out-of-benchmark allocation to multinational bonds.
•Our security choices in Colombia also weighed on relative performance, as did non-benchmark exposure to the United States.
•Security selection and an underweight, on average, in Malaysia was another noteworthy relative detractor.
•In contrast, the biggest country contributor to performance versus the benchmark was an underweight in China, given the underperformance of this market.
•Other relative contributors included an underweight in India, security selection and an underweight in Thailand, and an overweight in Brazil. The fund's cash position was a strong relative contributor in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 23, 2020 through December 31, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Debt Local Currency Central Fund $10,000 $10,974 $10,035 $9,250 $10,474 $10,220 J.P. Morgan GBI-EM Global Diversified Index $10,000 $10,959 $10,000 $8,832 $9,953 $9,716 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Emerging Markets Debt Local Currency Central Fund 19.06% 2.09% 3.79% J.P. Morgan GBI-EM Global Diversified Index 19.26% 1.12% 2.83% A From September 23, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 607,388,819	$ 607,388,819
Holdings Count | shares	293	293
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$607,388,819
Number of Holdings	293
Total Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 AAA 1.6 AA 4.0 A 2.9 BBB 16.7 BB 9.2 Not Rated 50.9 Short-Term Investments and Net Other Assets (Liabilities) 14.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 AAA - 1.6 AA - 4.0 A - 2.9 BBB - 16.7 BB - 9.2 Not Rated - 50.9 Short-Term Investments and Net Other Assets (Liabilities) - 14.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 83.2 Corporate Bonds 2.1 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 14.2 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 83.2 Corporate Bonds - 2.1 U.S. Treasury Obligations - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 14.2 United States 14.7 Mexico 9.7 Indonesia 9.1 Brazil 7.6 India 7.4 South Africa 7.2 Malaysia 4.8 China 4.7 Poland 4.7 Others 30.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.7 Mexico - 9.7 Indonesia - 9.1 Brazil - 7.6 India - 7.4 South Africa - 7.2 Malaysia - 4.8 China - 4.7 Poland - 4.7 Others - 30.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) United Mexican States 9.7 Indonesia Government 9.1 Republic of India 7.4 South African Republic 7.2 Malaysia Government 4.8 Peoples Republic of China 4.7 Republic of Poland 4.7 Brazilian Federative Republic Treasury Bills 4.7 Romanian Republic 4.7 Kingdom of Thailand 4.5 61.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Debt Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Central Fund
Class Name	Fidelity® Emerging Markets Debt Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the Bloomberg Emerging Markets Aggregate USD Bond Index for the year, led by a non-benchmark allocation to Venezuela (+112%).
•It helped to underweight several investment-grade bond markets, including China, South Korea and Saudi Arabia, given their underperformance. Security selection in Saudi Arabia was another positive.
•The fund also benefited from security selection in Mexico and Argentina - two bond markets that outpaced the benchmark this year.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 5% in 2025.
•Other notable relative detractors included security selection in Brazil and Ghana.
•As of year-end, the top country overweights in the fund were Brazil, Mexico, Colombia, Chile and Guatemala. Underweights were most pronounced in China, the Philippines, Bahrain, Malaysia and Indonesia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Debt Central Fund $10,000 $11,650 $12,930 $12,346 $13,640 $14,242 $14,258 $12,622 $13,999 $15,129 $16,975 Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index $10,000 $11,019 $12,046 $11,491 $13,118 $13,974 $13,743 $11,648 $12,735 $13,574 $15,083 Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index $10,000 $11,017 $11,944 $11,621 $13,183 $14,045 $13,863 $11,700 $12,791 $13,634 $15,150 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $11,015 $12,145 $11,627 $13,376 $14,079 $13,826 $11,367 $12,628 $13,454 $15,377 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Debt Central Fund 12.20% 3.57% 5.43% Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index 11.12% 1.54% 4.20% Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index 11.12% 1.53% 4.24% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,409,970,620	$ 2,409,970,620
Holdings Count | shares	549	549
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,409,970,620
Number of Holdings	549
Total Advisory Fee	$0
Portfolio Turnover	20%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.2 AA 11.8 A 4.1 BBB 22.5 BB 25.5 B 11.0 CCC,CC,C 9.6 D 0.1 Not Rated 3.1 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 8.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.2 AA - 11.8 A - 4.1 BBB - 22.5 BB - 25.5 B - 11.0 CCC,CC,C - 9.6 D - 0.1 Not Rated - 3.1 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 44.7 Corporate Bonds 40.3 U.S. Treasury Obligations 3.2 Preferred Securities 2.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 8.9 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 44.7 Corporate Bonds - 40.3 U.S. Treasury Obligations - 3.2 Preferred Securities - 2.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.9 United States 12.1 Mexico 8.9 Brazil 6.5 Saudi Arabia 5.7 United Arab Emirates 5.0 Colombia 4.5 Turkey 4.4 Argentina 4.1 Chile 3.6 Others 45.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.1 Mexico - 8.9 Brazil - 6.5 Saudi Arabia - 5.7 United Arab Emirates - 5.0 Colombia - 4.5 Turkey - 4.4 Argentina - 4.1 Chile - 3.6 Others - 45.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Argentine Republic 3.8 Turkish Republic 3.8 Petroleos Mexicanos 2.9 Saudi Arabian Oil Co 2.4 United Mexican States 2.2 Indonesia Government 2.1 US Treasury Notes 2.1 Colombian Republic 1.9 Dominican Republic Bond 1.8 Arab Republic of Egypt 1.6 24.6